Summary of Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of Estimated Useful Lives	Depreciation expense is calculated using the straight-line method over the estimated useful lives of the assets, and in the case of leasehold improvements, the lease term, if shorter, as follows:
Estimated Useful Lives
Computer equipment	3 years
Furniture and fixtures	5 years
Leasehold improvements	5 to 10 years

Disaggregation of Revenue
The following tables summarize revenue from contracts with customers for the year ended December 31, 2022 and 2021, respectively:
	Year Ended December 31,
	2022	2021
Direct revenue	$163,308	$116,031
Indirect revenue	31,707	29,802
	$195,015	$145,833
	Year Ended December 31,
	2022	2021
United States	$121,958	$93,628
United Kingdom	14,339	10,704
Rest of the world	58,718	41,501
	$195,015	$145,833